Stock-Based Compensation Plans (Schedule of Comparative Date for Performance Stock Units) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Per-share fair value	$ 333.75	$ 203.52	$ 126.53
Volatility	22.42%	22.80%	21.10%
Risk-free interest rate	2.99%	1.86%	1.09%
Service period (years)	2 years 10 months 24 days	2 years 10 months 24 days	2 years 10 months 24 days
Three-year measurement period ends December 31,	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Performance Based TSR [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of stock granted	7,523	7,304	9,541
Per-share fair value	$ 341.20	$ 226.95	$ 150.74
Volatility	22.90%	21.80%	26.70%
Risk-free interest rate	2.34%	1.44%	0.89%
Performance Based EPS [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of stock granted	7,523	7,304	9,541
Per-share fair value	$ 256.29	$ 172.60	$ 126.37